Mineral Interests (Details Textual) - CAD ($) $ in Thousands		1 Months Ended										12 Months Ended
	Jun. 07, 2017	May 31, 2017	Jun. 21, 2016	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2009	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 2017
Mineral Interests (Textual)
Acquiree, description											During the period 2011 through 2016, the Company entered into various transactions which transferred the ownership of the Grassy Mountain mineral claims to Paramount, with the Company ultimately having the right to either delivery of a National Instrument 43-101 compliant feasibility study on the project, subsequent to the 10% net profits interest or pay the Company $10 million in cash, at the sole election of the Company by Paramount.
KSM [Member]
Mineral Interests (Textual)
Purchased of interest, percentage										100.00%
Royalty interest, percentage										1.00%
Royalty payments										$ 4,500
Purchase of net smelter royalty interest price										$ 4,500
Internal rate of return after tax and financing costs, percentage										10.00%
Cash							$ 1,000
Shares issued							75,000
Pay advance royalties							$ 100
Commencing on closing of the agreement							10 years
Acquired claims, percentage							4.50%
Agreement, description					The Company completed agreements granting a third party an option to acquire a 2% net smelter royalty on all gold and silver production sales from KSM for a payment equal to the lesser of $160 million or US$200 million. The option is exercisable for a period of 60 days following the announcement of receipt of all material approvals and permits, full project financing and certain other conditions for the KSM Project.	The Company completed agreements granting a third party an option to acquire a 2% net smelter royalty on all gold and silver production sales from KSM for a payment equal to the lesser of $160 million or US$200 million. The option is exercisable for a period of 60 days following the announcement of receipt of all material approvals and permits, full project financing and certain other conditions for the KSM Project.
Quartz Mountain [Member]
Mineral Interests (Textual)
Agreement, description						The Company and Orsa Ventures Corp. (“"Orsa"”) the Company granted Orsa the exclusive option to earn a 100% interest in the Quartz Mountain gold property and all of Seabridge'’s undivided 50% beneficial joint venture interest in an adjacent peripheral property. The agreement stipulated that Orsa would pay the Company $0.5 million on or before the fifth day following regulatory approval of the option agreement and make staged payments of $5 million in cash or common shares of Orsa, at the discretion of the Company. In 2013, Alamos Gold Inc. (“"Alamos"”) acquired Orsa and its option to acquire Quartz Mountain and the Company received the next staged payment of $2 million from Alamos.
Acquiree, description									The Company purchased a 100% interest in mineral claims in Lake County, Oregon. The vendor retained a 1% net smelter royalty interest on unpatented claims acquired and a 0.5% net smelter royalty interest was granted to an unrelated party as a finder'’s fee.
Quartz Mountain [Member] | Alamos [Member]
Mineral Interests (Textual)
Agreement, description						Alamos must pay the Company $3 million and either an additional $15 million or provide a 2% net smelter return royalty on production at Quartz Mountain, at the option of the Company.
Courageous Lake [Member]
Mineral Interests (Textual)
Acquiree, description								The Company purchased a 100% interest in the Courageous Lake gold project from Newmont Canada Limited and Total Resources (Canada) Limited (“"the Vendors"”) for US$2.5 million. The Courageous Lake gold project consists of mining leases located in Northwest Territories of Canada
Iskut | SnipGold Corp [Member]
Mineral Interests (Textual)
Purchased of interest, percentage			100.00%
Iskut | KSP Project [Member]
Mineral Interests (Textual)
Purchased of interest, percentage												49.00%
Iskut | Colorado Resources Ltd. [Member]
Mineral Interests (Textual)
Purchased of interest, percentage		51.00%										100.00%
Cash												$ 1,000
Shares issued												2,000,000
Fair value of shares												$ 800
Net smelter return, percentage												2.00%
Repurchase of assets												$ 2,000
Payment of interest		$ 100
Snowstorm [Member]
Mineral Interests (Textual)
Purchased of interest, percentage	100.00%
Acquisition date, description	The Company issued 700,000 common shares, with a fair value of $14.39 per share and 500,000 common share purchase warrants with a fair value of $6.55 per common share purchase warrant for a combined fair value of $13.3 million. The common share purchase warrants are exercisable for four years from the date of acquisition, at $15.65 per share. In addition, the Company has agreed to make a conditional cash payment of US$2.5 million if exploration activities at the Snowstorm Project result in defining a minimum of five million ounces of gold resources compliant with National Instrument 43-101 and a further cash payment of US$5.0 million on the delineation of an additional five million ounces of gold resources. The Company incurred $1.0 million of acquisition costs. Based on the relative fair values of the net assets acquired, $14 million was added to mineral interests on the consolidated statements of financial position.
Other Nevada Projects [Member]
Mineral Interests (Textual)
Acquiree, description												The Company disposed of its leasehold interest in the Castle Black Rock Project and received 1,500,000 common shares of Columbus Gold Corp., with a fair value of $1.4 million.
Grassy Mountain [Member]
Mineral Interests (Textual)
Acquiree, description											The Company acquired an option on a 100% interest in mineral claims located in Malheur County, Oregon, USA. In March 2003, the Company complete the acquisition of the property.
Red Mountain [Member]
Mineral Interests (Textual)
Purchased of interest, percentage									100.00%
Agreement, description				Upon commencing commercial production IDM must pay the Company an additional $1.5 million and either an additional $4 million or sell to the Company up to 50,000 ounces of gold at a pre-determined price.
Acquiree, description												The Red Mountain Project and the Company derecognized approximately $1.0 million of accrued reclamation liabilities. The Company released a reclamation deposit of $1.0 million into cash and pursuant to purchase agreements, made a third-party payment of $0.3 million. The derecognition of the reclamation liability net with the third-party payment resulted in a $0.8 million gain on the consolidated statements of operations and comprehensive loss.
Deposits									$ 1,000	$ 1,000